EMPLOYEE BENEFITS - Post-employment defined contribution pension plan (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined contribution pension plan
EMPLOYEE BENEFITS
Total cost	R$ 162,133	R$ 133,963